Convertible Related Party Liabilities and SoftBank Debt Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Related Party Liabilities And Softbank Debt Financing [Abstract]
Schedule Of Convertible Related Party Liabilities And Soft Bank Debt Financing
Convertible related party liabilities, net consist of the following:

(Amounts in thousands)	June 30, 2021	December 31, 2020
SoftBank Debt Financing Warrant Liability:
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	$568,877	$568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(54,793)	(288,674)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	(934)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)	—

Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	38,629	279,269
2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(27,394)	(144,335)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	(466)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)	—

Total LC Facility Warrant Liability, at Fair Value	19,315	139,639

Total SoftBank Debt Financing Warrant Liability, at fair value	57,944	418,908

Total convertible related party liabilities, net	$57,944	$418,908

Convertible related party liabilities, net consist of the following:

	December 31,
(Amounts in thousands)	2020	2019
2019 Warrant Liability:
Cash received on draw in October 2019	$1,500,000	$1,500,000
Less: Cost basis of related party financial instrument included in additional paid in capital prior to draw	(219,708)	(219,708)
Less: Cumulative issuance of Series H-1 Preferred Stock over life of warrant	(200,000)	(200,000)
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(169,172)	217,466
Less: Conversion to Series H-1 Preferred Stock	(911,120)	—

Total 2019 Warrant Liability, at fair value	—	1,297,758

SoftBank Debt Financing Warrant Liability:
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	568,877	568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(288,674)	—
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	—

Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	279,269	568,877

2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(144,335)	—
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	—

Total LC Facility Warrant Liability, at Fair Value	139,639	284,440

Total SoftBank Debt Financing Warrant Liability, at fair value	418,908	853,317

Total convertible related party liabilities, net	$418,908	$2,151,075